Movement of Deferred Tax Assets Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Asset [Line Items]
At beginning of the year	$ 1,344	$ 916	$ 1,223
Current year (reduction) addition	3,972	428	(307)
At end of the year	$ 5,316	$ 1,344	$ 916